Share capital	6 Months Ended
Jun. 30, 2019
Share Capital [Abstract]
Share capital

10.           Share capital

Authorized share capital

Unlimited number of common shares without par value.

At June 30, 2019, the Company had 36,959,810 issued and outstanding common shares (December 31, 2018 – 32,332,343).

On January 15, 2019, we issued an aggregate of 32,000 common shares to three consultants as part of their consulting agreements with our Company.

On January 24, 2019, we issued 18,060 common shares to a consultant as part of their consulting agreement with our Company.

On January 31, 2019, we issued 29,950 common shares to settle debt for legal services for $50,000.

On February 14, 2019, we received $20,000 from our CEO for the exercise of warrants at a price of $0.80, issued 25,000 common shares of the Company.

On February 14, 2019, we issued 3,010 common shares to a consultant as a part of their consulting agreement with our Company.

On February 15, 2019, we received $180,000 from an investor for the exercise of warrants at a price of $0.80, we issued 225,000 common shares of the Company.

On February 20, 2019, we received an aggregate of USD$2,424,625 from three investors for the exercise of warrants at a price of USD$4.25, we issued 570,500 common shares of the Company.

On February 25, 2019, we received an aggregate of USD$322,150 from two investors for the exercise of warrants at a price of USD$4.25, we issued 75,800 common shares of the Company.

On February 28, 2019, we received of $125,000 from an investor for the exercise of warrants at a price of $2.00, we issued 62,500 common shares of the Company.

On February 28, 2019, we received of $50,000 from an investor for the exercise of warrants at a price of $2.00, we issued 25,000 common shares of the Company.

On March 2, 2019, we received of $50,000 from an investor for the exercise of warrants at a price of $0.80, we issued 62,500 common shares of the Company.

On March 14, 2019, we issued 10,000 common shares to a consultant as a part of their consulting agreement with our Company.

On March 27, 2019, the Company issued a total of 3,333,334 common shares for gross proceeds of $16,085,772. There were 93,020 common shares issued for services with a fair value of $201,077. Share issue costs related to these issuances was $1,360,551.

On April 2, 2019, we issued 13,010 common shares to consultants as a part of their consulting agreements with our Company.

On April 2, 2019, we received an aggregate of $145,153 from investors for the exercise of warrants with prices ranging from $0.80 to $4.00, we issued 70,023 common shares of the Company.

On May 15, 2019, we issued 25,010 common shares to consultants as a part of their consulting agreements with our Company.

On June 12, 2019 we received $17,504 from our employee for the exercise of stock options for $0.80, we issued 21,880 common shares of the Company.

On June 14, 2019 we received $17,504 from our employee for the exercise of stock options for $0.80, we issued 21,880 common shares of the Company.

On June 17, 2019, we issued 3,010 common shares to a consultant as a part of their consulting agreement with our Company.

Basic and fully diluted loss per share

The calculation of basic and fully diluted loss per share for the six-month ended June 30, 2019 was based on the loss attributable to common shareholders of $17,348,503 (June 30, 2018 - $5,020,189) and the weighted average number of common shares outstanding of 34,987,274 (2018- 24,571,944). Fully diluted loss per share did not include the effect of stock options and warrants as the effect would be anti-dilutive.

Stock options

The Company has adopted an incentive stock option plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, grant to directors, officers, employees and technical consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 30,000,000. Such options will be exercisable for a period of up to 7 years from the date of grant. Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company.

Options granted vest one-quarter on the first anniversary subsequent to the grant date and the remaining three-quarters vest in thirty-six equal monthly instalments commencing on the first anniversary of the grant date.

On exercise, each option allows the holder to purchase one common share of the Company.

The changes in options during the period ended June 30, 2019 are as follows:

	June 30, 2019
	Number of options	Weighted average exercise price
Options outstanding, beginning	4,756,174	$2.73
Options granted	1,928,182	4.13
Options exercised	(43,760)	0.80
Options forfeited	(112,500)	8.41
Options cancelled	(275,000)	11.75
Options outstanding, ending	6,253,096	$2.13

 Details of options outstanding as at June 30, 2019 are as follows:

Exercise price	Weighted average contractual life	Number of options outstanding	Number of options exercisable
$0.30	2.95 years	2,045,455	2,045,455
$0.30	3.12 years	308,522	302,866
$0.80	3.45 years	633,513	564,221
$0.80	3.69 years	12,500	10,416
$2.00	3.98 years	12,500	9,634
$2.00	4.64 years	352,500	312,860
$2.00	5.11 years	50,000	23,962
$9.60 USD	5.52 years	205,000	86,212
$6.18 USD	6.11 years	175,000	-
$1.53 USD	4.39 years	120,000	60,000
$5.00 USD	4.42 years	409,924	409,924
$3.40 USD	6.72 years	1,228,182	738,182
$2.62 USD	2.99 years	700,000	-
	4.17 years	6,253,096	4,563,732

The weighted average grant date fair value of options granted during the six months ended June 30, 2019 was $3.46. The fair value was calculated using the Black-Scholes option pricing model using the following weighted average assumptions:

Six months ended June 30, 2019
Expected life of options	3 - 5 years
Annualized volatility	62.29%
Risk-free interest rate	1.41%
Dividend rate	0%

During the six-month ended June 30, 2019, the Company recognized stock-based compensation expense of $2,551,027 (June 30, 2018 - $1,884,415).

Warrants

On exercise, each warrant allows the holder to purchase one common share of the Company.

The changes in warrants during the six months ended June 30, 2019 are as follows:

	June 30, 2019		December 31, 2018
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	22,369,718	$5.03	11,856,857	$4.70
Warrants issued	-	-	10,807,093	5.36
Warrants exercised	(1,116,323)	3.82	(294,232)	5.08
Warrants outstanding, ending	21,253,395	$4.41	22,369,718	$5.03

At June 30, 2019, all warrants outstanding, except for 212,500 placement agents’ warrants, were exercisable. Details of warrants outstanding as at June 30, 2019 are as follows:

Exercise Price	Weighted average contractual life	Number of warrants outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	2.31 years	11,010,058
$2.00 USD - $24.00 USD	4.17 years	5,741,969
Transferable Warrants
$4.25 USD	4.11 years	4,501,368